Stockholders' Equity - Narrative (Details) $ / shares in Units, $ in Thousands			12 Months Ended
		Jul. 22, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) lender $ / shares shares		Dec. 31, 2020 USD ($) $ / shares shares		Jul. 21, 2021 $ / shares shares	Dec. 31, 2019 shares	[1]
Class of Stock [Line Items]
Issuance of common stock upon the reverse recapitalization, net of transaction costs (in shares) | shares		72,500,000
Gross proceeds received in business combination		$ 640,100
Redemption of common stock			$ 0		$ 438
Transaction costs paid		36,300	10,013		0
Additional paid in capital, reduction of proceeds		35,700
Transaction costs		$ 600	$ 565		$ 0
Common stock, authorized (in shares) | shares		640,000,000	640,000,000		230,680,000		232,700,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001		$ 0.0001		$ 0.001
Stock, authorized (in shares) | shares		670,000,000
Stock, par value (in dollars per share) | $ / shares		$ 0.0001
Preferred stock, authorized (in shares) | shares		30,000,000
Common stock, outstanding (in shares) | shares		241,956,000	250,173,000		38,981,000
Warrants, contractual life							5 years
Unamortized debt discount					$ 350
Amortization of debt discount			$ 135		$ 223
Common Stock
Class of Stock [Line Items]
Issuance of common stock upon the reverse recapitalization, net of transaction costs (in shares) | shares	[1]		72,531,000
Common stock, outstanding (in shares) | shares		242,000,000.0	250,173,000	[1]	38,981,000	[1]		32,132,000
Number of lenders | lender			3
Warrants, contractual life			10 days
Shares issued upon exercise of warrants (in shares) | shares		1,000,000.0
Warrants
Class of Stock [Line Items]
Unamortized debt discount					$ 200
Amortization of debt discount			$ 200
Matterport, Inc.
Class of Stock [Line Items]
Transaction costs paid		$ 10,000
Gore Holdings VI, Inc. Public Stockholders
Class of Stock [Line Items]
Redemption of common stock		900
Gores Holdings VI, Inc.
Class of Stock [Line Items]
Transaction costs paid		$ 26,300

[1]	The shares of the Company’s common and redeemable convertible preferred stock, prior to the Merger (as defined in Note 1) have been retroactively restated to reflect the exchange ratio of approximately 4.1193 established in the Merger as described in Note 3.